FINANCIAL RISK MANAGEMENT (Details) - Schedule of Retail Lending - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 480,141	£ 474,470
The Group | Residential mortgage
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	294,806	289,198
The Group | Residential mortgage | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	221,476	204,615
The Group | Residential mortgage | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48,510	48,659
The Group | Residential mortgage | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	23,061	28,876
The Group | Residential mortgage | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	892	6,103
The Group | Residential mortgage | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	867	945
The Group | Residential mortgage | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	251,418	257,043
The Group | Residential mortgage | Stage 1 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	185,548	179,566
The Group | Residential mortgage | Stage 1 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	43,656	44,384
The Group | Residential mortgage | Stage 1 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	21,508	27,056
The Group | Residential mortgage | Stage 1 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	555	5,663
The Group | Residential mortgage | Stage 1 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	151	374
The Group | Residential mortgage | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	29,018	16,935
The Group | Residential mortgage | Stage 2 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	24,330	13,147
The Group | Residential mortgage | Stage 2 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,364	2,343
The Group | Residential mortgage | Stage 2 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,009	1,057
The Group | Residential mortgage | Stage 2 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	126	199
The Group | Residential mortgage | Stage 2 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	189	189
The Group | Residential mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,859	1,506
The Group | Residential mortgage | Stage 3 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,547	1,174
The Group | Residential mortgage | Stage 3 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	187	181
The Group | Residential mortgage | Stage 3 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	74	86
The Group | Residential mortgage | Stage 3 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	21	34
The Group | Residential mortgage | Stage 3 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	30	31
The Group | Residential mortgage | POCI
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	12,511	13,714
The Group | Residential mortgage | POCI | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	10,051	10,728
The Group | Residential mortgage | POCI | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,303	1,751
The Group | Residential mortgage | POCI | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	470	677
The Group | Residential mortgage | POCI | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	190	207
The Group | Residential mortgage | POCI | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	497	351
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	178,269	177,569
The Bank | Residential mortgage
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48,670	51,351
The Bank | Residential mortgage | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	42,513	42,482
The Bank | Residential mortgage | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,381	5,445
The Bank | Residential mortgage | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,567	2,730
The Bank | Residential mortgage | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	145	583
The Bank | Residential mortgage | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	64	111
The Bank | Residential mortgage | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	41,425	46,904
The Bank | Residential mortgage | Stage 1 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	36,418	39,054
The Bank | Residential mortgage | Stage 1 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,603	4,848
The Bank | Residential mortgage | Stage 1 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,298	2,428
The Bank | Residential mortgage | Stage 1 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	94	516
The Bank | Residential mortgage | Stage 1 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	12	58
The Bank | Residential mortgage | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	6,677	3,889
The Bank | Residential mortgage | Stage 2 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,639	3,004
The Bank | Residential mortgage | Stage 2 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	712	529
The Bank | Residential mortgage | Stage 2 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	239	264
The Bank | Residential mortgage | Stage 2 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	42	49
The Bank | Residential mortgage | Stage 2 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	45	43
The Bank | Residential mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	568	558
The Bank | Residential mortgage | Stage 3 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	456	424
The Bank | Residential mortgage | Stage 3 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	66	68
The Bank | Residential mortgage | Stage 3 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	30	38
The Bank | Residential mortgage | Stage 3 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	9	18
The Bank | Residential mortgage | Stage 3 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 7	£ 10